Cover	Aug. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2020
Entity File Number	001-38561
Entity Registrant Name	HYRECAR INC.
Entity Central Index Key	0001713832
Entity Tax Identification Number	47-2480487
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	355 South Grand Avenue
Entity Address, Address Line Two	Suite 1650
Entity Address, City or Town	Los Angeles
Entity Address, Country	CA
Entity Address, Postal Zip Code	90071
City Area Code	(888)
Local Phone Number	688-6769
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	HYRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false